Filed pursuant to Rule 497(e)
                                             under the Securities Act of 1933,
                                             as amended.
                                                       File No. 002-71299
                                                       File No. 811-03153

                                                                 Class S Funds



                           Frank Russell Investment Company
                            Supplement Dated May 18, 1998
                          To the Prospectus Dated May 1, 1998

Effective May 18, 1998, Frank Russell Investment Company makes the following change to its Class S Funds Prospectus:

The Diversified Equity Fund will be managed by the following additional money manager:


    Morgan Stanley Asset Management, Inc., 1221 Avenue of the Americas, New York, NY 10020, is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., a publicly held corporation.


a:fr-supsc.ed